Other Provisions - Schedule of Other Current Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Outstanding invoices	€ 393	€ 944
Auditing costs	323	224
Provisions for litigation costs	2,305	1,696
Other provisions	474	27
Total current provisions	3,495	€ 2,891
Utilization [Member]
Statement Line Items [Line Items]
Outstanding invoices	746
Auditing costs	224
Provisions for litigation costs	426
Other provisions	0
Total current provisions	1,396
Released [Member]
Statement Line Items [Line Items]
Outstanding invoices	105
Auditing costs	0
Provisions for litigation costs	0
Other provisions	0
Total current provisions	105
Additions [Member]
Statement Line Items [Line Items]
Outstanding invoices	292
Auditing costs	323
Provisions for litigation costs	1,035
Other provisions	447
Total current provisions	2,097
Translation Difference [Member]
Statement Line Items [Line Items]
Outstanding invoices	8
Auditing costs	0
Provisions for litigation costs	0
Other provisions	0
Total current provisions	€ 8